Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade And Other Receivables
Schedule of trade and other receivables, net

	06.30.2025	12.31.2024
Receivables from contracts with customers
Third parties	4,054	3,779
Related parties
Investees (note 27.1)	157	117
Subtotal	4,211	3,896
Other trade receivables
Third parties
Receivables from divestments and Transfer of Rights Agreement	996	1,677
Lease receivables	255	298
Other receivables	592	592
Subtotal	1,843	2,567
Total trade and other receivables, before ECL	6,054	6,463
Expected credit losses (ECL) - Third parties	(1,809)	(1,639)
Expected credit losses (ECL) - Related parties	(1)	(2)
Total trade and other receivables	4,244	4,822
Current	3,385	3,566
Non-current	859	1,256

Schedule of aging of trade and other receivables

	06.30.2025		12.31.2024
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	3,868	(88)	4,513	(168)
Overdue:
1-90 days	91	(20)	213	(75)
91-180 days	33	(20)	63	(23)
181-365 days	281	(219)	30	(18)
More than 365 days	1,624	(1,462)	1,527	(1,355)
Total	5,897	(1,809)	6,346	(1,639)

Schedule of changes in credit losses provision

Changes	Jan-Jun/2025	Jan-Jun/2024
Opening balance	1,641	1,615
Additions	93	90
Reversals	(56)	(44)
Write-offs	(5)	(9)
Translation adjustment	137	(127)
Closing balance	1,810	1,525
Current	376	293
Non-current	1,434	1,232